Taxes on Income (Schedule of Composition of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense
Current tax	$ 23	$ 265	$ 97
Prior year taxes	(50)
Deferred tax expense (benefit)
Changes in deferred tax assets\liabilities in subsidiary	(129)	(221)	116
Income tax expense (benefit)	$ (156)	$ 44	$ 213